Stockholders' Deficit (Details Narrative) - USD ($)			1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 27, 2018	Feb. 07, 2014	May 31, 2017	Jul. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2018	Nov. 24, 2015	Jan. 03, 2014	Dec. 31, 2013
Number of common stock issued	9,600,286
Common stock, par value					$ 0.001		$ 0.001		$ 0.001	$ 0.001		$ 0.001
Warrants price per share		$ 0.625									$ 0.625		$ 0.625	$ 0.625
Share price											0.15
Escrow account					$ 653,278		$ 653,278
Placement fees and expenses					$ 225,875	$ 124,769	637,042	$ 299,569
Sold securities in a self-directed offering, aggregate amount							$ 704,375	$ 4,013,456	$ 4,138,435	$ 1,121,000
Warrants to purchase of common stock shares		6,276,960											3,321,600	14,446,777
Number of common stock shares sold		6,276,960							567,644	0
Proceeds from sale of common stock		$ 3,923,100							$ 60,000	$ 0
Common stock, shares outstanding					133,338,573		133,338,573		122,674,516	85,068,709
Equity Purchase Agreement [Member]
Number of common stock shares sold							0	567,644
Proceeds from sale of common stock							$ 0	$ 60,000
Equity Purchase Agreement [Member] | Investor [Member]
Number of common stock issued				1,500,000
Fair value of stock grant fully vested				$ 106,500
October 5, 2018 [Member]
Amount reduced in placement fees and expenses							113,616
Placement fees and expenses							539,662
Restricted Stock One [Member]
Issuance of stock per share									$ 0.12
Restricted common stock price per share									$ 0.08	$ 0.08
Warrants to purchase of common stock shares									2,237,500
Warrants term									5 years
Restricted Stock Two [Member]
Issuance of stock per share									$ 0.30
Restricted common stock price per share									$ 0.12	0.12
Warrants to purchase of common stock shares									2,237,500
Warrants term									5 years
Restricted Stock Three [Member]
Restricted common stock price per share									$ 0.16	$ 0.16
Warrants to purchase of common stock shares									2,237,500
Warrants term									5 years
Restricted Stock Four [Member]
Restricted common stock price per share									$ 0.12
Warrants to purchase of common stock shares									31,453,788
Warrants term									5 years
Restricted Stock Five [Member]
Restricted common stock price per share									$ 0.30
Warrants to purchase of common stock shares									416,595
Warrants term									5 years
Restricted Stock Six [Member]
Restricted common stock price per share									$ 0.30
Warrants to purchase of common stock shares									416,595
Warrants term									5 years
Restricted Common Stock [Member]
Sold securities in a self-directed offering, aggregate amount			$ 44,700
Issuance of stock per share			$ 0.08
Conversion stock, description			Each unit consisted of 1 share of restricted common stock (558,750 shares), a five-year warrant to purchase 1 share of restricted common stock (558,750 warrant shares) at $0.08 per share, a five-year warrant to purchase 1 share of restricted common stock (558,750 warrant shares) at $0.12 per share, and a five-year warrant to purchase 1 share of restricted common stock (558,750 warrant shares) at $0.16 per share.
Number of restricted common stock			558,750
Restricted Common Stock One [Member]
Restricted common stock price per share			$ 0.08
Warrants to purchase of common stock shares			558,750
Warrants term			5 years
Restricted Common Stock Two [Member]
Restricted common stock price per share			$ 0.12
Warrants to purchase of common stock shares			558,750
Warrants term			5 years
Restricted Common Stock Three [Member]
Restricted common stock price per share			$ 0.16
Warrants to purchase of common stock shares			558,750
Warrants term			5 years
Warrant [Member]
Warrants price per share											$ 0.625
Cashless exercise of warrants	9,600,000
Proceeds from warrants issuances	$ 1,440,000						$ 1,440,043
Warrants to purchase of common stock shares									392,047
Self Directed Stock Issuance one [Member]
Sold securities in a self-directed offering, aggregate amount									$ 179,000
Issuance of stock per share									$ 0.08
Self Directed Stock Issuance Two [Member]
Sold securities in a self-directed offering, aggregate amount									$ 3,774,456
Issuance of stock per share									$ 0.12
Self Directed Stock Issuance Three [Member]
Sold securities in a self-directed offering, aggregate amount									$ 124,979
Issuance of stock per share									$ 0.30
Self Directed Stock Issuance [Member]
Sold securities in a self-directed offering, aggregate amount										$ 1,121,000
Issuance of stock per share										$ 0.08
Conversion stock, description									Each $0.08 unit consisted of 1 share of restricted common stock (2,237,500 shares), a five year warrant to purchase 1 share of restricted common stock (2,237,500 warrant shares) at $0.08 per share, a five year warrant to purchase 1 share of restricted common stock (2,237,500 warrant shares) at $0.12 per share, and a five year warrant to purchase 1 share of restricted common stock (2,237,500 warrant shares) at $0.16 per share. Each $0.12 unit consisted of 1 share of restricted common stock (31,453,788 shares) and a five-year warrant to purchase 1 share of restricted common stock (31,453,788 warrant shares) at $0.12 per share. Each $0.30 unit consisted of 1 share of restricted common stock (416,595 shares) and a five-year warrant to purchase 1 share of restricted common stock (416,595 warrant shares) at $0.30 per share.	Each unit consisted of 1 share of restricted common stock (14,012,500 shares), a five-year warrant to purchase 1 share of restricted common stock (14,012,500 warrant shares) at $0.08 per share, a five-year warrant to purchase 1 share of restricted common stock (14,012,500 warrant shares) at $0.12 per share, and a five-year warrant to purchase 1 share of restricted common stock (14,012,500 warrant shares) at $0.16 per share.
Number of restricted common stock									2,237,500